Debt Securities (Details) - Schedule of Common Stock Warrants - Warrant [Member] $ / shares in Units, $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2023 USD ($) $ / shares shares	Dec. 31, 2022 USD ($) $ / shares shares
Debt Securities (Details) - Schedule of Common Stock Warrants [Line Items]
Number of Warrants, Outstanding Ending Balance (in Shares) | shares	609,756	683,935
Weighted Average Exercise price, Outstanding Ending balance	$ 10.66	$ 12.71
Weighted Average Remaining Contractual Term, Outstanding Ending Balance	4 years	4 years
Aggregate Intrinsic value, Outstanding Ending Balance (in Dollars) | $	$ 2,386	$ 2,386
Number of Warrants, Exercisable (in Shares) | shares	609,756	909,225
Weighted Average Exercise Price, Exercisable	$ 10.66
Weighted Average Remaining Contractual Term, Exercisable
Aggregate Intrinsic value, Exercisable (in Dollars) | $
Number of Warrants, Granted (in Shares) | shares
Weighted Average Exercise Price, Granted
Weighted Average Remaining Contractual Term, Granted
Aggregate Intrinsic value, Granted
Number of Warrants, Exercised (in Shares) | shares
Weighted Average Exercise Price, Exercised
Weighted Average Remaining Contractual Term, Exercised
Aggregate Intrinsic value, Exercised (in Dollars) | $
Number of Warrants, Forfeited or expired (in Shares) | shares	(74,149)
Weighted Average Exercise Price, Forfeited or expired
Weighted Average Remaining Contractual Term, Forfeited or expired
Aggregate Intrinsic value, Forfeited or expired